Other Income (Expense), Net	12 Months Ended
Aug. 25, 2017
Other Income And Expenses [Abstract]
Other Income (Expense), Net
(14)	Other Income (Expense), Net

The following table provides the detail of other income (expense), net as follows (in thousands):

	Fiscal Year Ended
	August 25,	August 26,	August 28,
	2017	2016	2015
Foreign currency gains (losses)	$286	$1,101	$(10,747)
Loss on extinguishment of debt	(16,580)	—	—
Loss on early repayment of debt	(6,744)	—	—
Transition services agreement income*	—	—	4,341
Other	487	773	874
Total other income (expense), net	$(22,551)	$1,874	$(5,532)

*	Agreement entered into with SanDisk (see Note 1(w)).